OTHER NET INCOME - Schedule of other net income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OTHER NET INCOME
Government grants	¥ 9,811	¥ 450
Net loss on disposal of non-current assets	(123)	(109)
Individual income tax handling fee refund	6,429	2,692
Others	6,495	(12)
Total	¥ 22,612	¥ 3,021